UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10431

InvestEd Portfolios

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Mara D. Herrington

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

ITEM 1.    REPORTS TO STOCKHOLDERS.

Semiannual Report

June 30, 2012

InvestEd Growth Portfolio

InvestEd Balanced Portfolio

InvestEd Conservative Portfolio

CONTENTS

InvestEd Portfolios

This report is submitted for the general information of the shareholders of InvestEd Portfolios. It is not authorized for distribution to prospective investors in the Portfolios unless preceded or accompanied by a current InvestEd Portfolios prospectus along with the InvestEd Program Overview and Ivy Funds InvestEd 529 Plan Account Application.

Non-residents of Arizona or taxpayers of states other than Arizona should consider participating in the 529 plan(s) available in their state of residence, as such plan(s) may offer more favorable state income tax or other benefits than those offered under the Ivy Funds InvestEd 529 Plan. Please consult your CPA or other tax advisor regarding your personal tax situation.

2	SEMIANNUAL REPORT	2012

PRESIDENT’S LETTER

InvestEd Portfolios	JUNE 30, 2012 (UNAUDITED)

Henry J. Herrmann, CFA

Dear Shareholder,

The sluggish U.S. recovery along with global economic, financial and political concerns have weighed on investor confidence and continued to drive volatility across financial markets in the six months since our last report to you. While equities are trading above where they were at the start of 2012, the ride has not been smooth, illustrating once again the importance of taking a long view of the markets.

Signs of recovery late in calendar 2011, and record warm temperatures pulling economic activity from the second quarter into the first, allowed equities to post gains through the first quarter of the calendar year. However, some of these gains were eliminated when investors became concerned about Europe’s inability to deal with the continent’s sovereign debt crisis. That concern peaked as Greece successfully wrestled through an election process that could have opened the door to that country’s departure from the European Union — an event that might have become the first in a series of dominos leading to the eurozone’s eventual dissolution.

Although equities have recovered some of the loss as European officials have made some progress toward addressing the continent’s problems, the pace of movement has been discouragingly slow. Meanwhile, growth concerns have returned in the U.S. Joblessness has remained stuck above 8 percent. GDP forecasts over the rest of the year have been lowered, now ranging in the 1.0 to 1.5 percent area, versus previous forecasts of 2.5 percent.

Uncertainty, and the related investor flight to safety, may be most apparent in U.S. Treasury yields, with the 10-year Treasury at 1.67 percent on June 29, 2012. It is important to keep in mind, however, that the S&P 500 Index has increased over the past six months, as shown in the table, in spite of all the confusion. This is attributable to very attractive valuations and still strong profit performance by corporations.

Looking ahead, we are likely to face more challenges. European officials still have far to go in addressing important issues related not only to the sovereign debt crisis, but also in the European banking system. Additionally, on the international front, we will stay attuned to China’s economic growth in the second half of the year amid concerns that growth there is slowing. Finally, there is the U.S. presidential election, which may lead to increasingly heated rhetoric.

We will continue monitoring these and other economic developments in the months ahead but will be paying special attention to the election, which we continue to believe will be among the most important in recent history.

Economic Snapshot

	6/30/12	12/31/11
S&P 500 Index	1,362.16	1,257.60
MSCI EAFE Index	1,423.38	1,412.55
10-Year Treasury Yield	1.67%	1.89%
U.S. unemployment rate	8.2%	8.5%
30-year fixed mortgage rate	3.69%	4.00%
Oil price per barrel	$84.96	$98.83

Sources: Bloomberg, U.S. Department of Labor, CME

All government statistics shown are subject to periodic revision. The S&P 500 Index is an unmanaged index that tracks the stocks of 500 primarily large-cap U.S. companies. MSCI EAFE Index is an unmanaged index comprised of securities that represent the securities markets in Europe, Australasia and the Far East. It is not possible to invest directly in an index. Annualized yield to maturity is the rate of return anticipated on a bond if it is held until the maturity date. Mortgage rates are from BankRate and reflect the overnight national average rate on a conventional 30-year fixed loan. Oil prices reflect the market price of West Texas intermediate grade crude.

As always, we thank you for your continued trust and partnership, and encourage you to share in our optimism for the future.

Respectfully,

Henry J. Herrmann, CFA

President

Past performance is no guarantee of future results. The opinions expressed in this letter are those of the President of the Ivy Funds Variable Insurance Portfolios and are current only through the end of the period of the report, as stated on the cover. The President’s views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

2012	SEMIANNUAL REPORT	3

ILLUSTRATION OF PORTFOLIO EXPENSES

InvestEd Portfolios	(UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Portfolio expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder in the underlying Waddell & Reed Advisors Funds, your Portfolio will indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not included in a Portfolio's annualized expense ratio or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended June 30, 2012.

Actual Expenses

The first section in the following table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the table. You should consider the additional fees that were charged to your Portfolio account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second section in the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of five percent per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this five percent hypothetical example with the five percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses paid may be impacted by expense reduction arrangements. If those arrangements had not been in place, expenses paid would have been higher. See Note 4 to the Financial Statements for further information.

	Actual(1)			Hypothetical(2)
Portfolio	Beginning Account Value 12-31-11	Ending Account Value 6-30-12	Expenses Paid During Period*	Beginning Account Value 12-31-11	Ending Account Value 6-30-12	Expenses Paid During Period*	Annualized Expense Ratio Based on the Six-Month Period
InvestEd Growth Portfolio	$1,000	$1,050.30	$1.23	$1,000	$1,023.62	$1.21	0.25%
InvestEd Balanced Portfolio	$1,000	$1,042.40	$1.23	$1,000	$1,023.62	$1.21	0.25%
InvestEd Conservative Portfolio	$1,000	$1,032.30	$1.22	$1,000	$1,023.62	$1.21	0.25%

*	Portfolio expenses are equal to the Portfolio's annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 182 days in the six-month period ended June 30, 2012, and divided by 366.

(1)	This section uses the Portfolio's actual total return and actual Portfolio expenses. It is a guide to the actual expenses paid by the Portfolio in the period. The "Ending Account Value" shown is computed using the Portfolio's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column of this section.

(2)	This section uses a hypothetical five percent annual return and actual Portfolio expenses. It helps to compare the Portfolio's ongoing costs with other mutual funds. A shareholder can compare the Portfolio's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustration is based on ongoing costs only and does not include any transactional costs, such as sales loads, or exchange fees.

4	SEMIANNUAL REPORT	2012

PORTFOLIO HIGHLIGHTS

InvestEd Portfolios	ALL DATA IS AS OF JUNE 30, 2012 (UNAUDITED)

InvestEd Growth Portfolio – Asset Allocation

Waddell & Reed Advisors Vanguard Fund, Class Y	25.1%
Waddell & Reed Advisors International Growth Fund, Class Y	24.7%
Waddell & Reed Advisors Small Cap Fund, Class Y	15.6%
Waddell & Reed Advisors New Concepts Fund, Class Y	14.3%
Waddell & Reed Advisors Bond Fund, Class Y	5.1%
Waddell & Reed Advisors Global Bond Fund, Class Y	5.0%
Waddell & Reed Advisors Government Securities Fund, Class Y	5.0%
Waddell & Reed Advisors Cash Management, Class A	4.9%
Cash and Cash Equivalents	0.3%

InvestEd Balanced Portfolio – Asset Allocation

Waddell & Reed Advisors Core Investment Fund, Class Y	20.6%
Waddell & Reed Advisors Government Securities Fund, Class Y	15.0%
Waddell & Reed Advisors Vanguard Fund, Class Y	15.0%
Waddell & Reed Advisors International Growth Fund, Class Y	14.7%
Waddell & Reed Advisors Bond Fund, Class Y	10.1%
Waddell & Reed Advisors Global Bond Fund, Class Y	9.9%
Waddell & Reed Advisors New Concepts Fund, Class Y	9.5%
Waddell & Reed Advisors Cash Management, Class A	4.9%
Cash and Cash Equivalents	0.3%

InvestEd Conservative Portfolio – Asset Allocation

Waddell & Reed Advisors Bond Fund, Class Y	30.0%
Waddell & Reed Advisors Global Bond Fund, Class Y	29.4%
Waddell & Reed Advisors Core Investment Fund, Class Y	20.5%
Waddell & Reed Advisors Government Securities Fund, Class Y	14.9%
Waddell & Reed Advisors Cash Management, Class A	4.8%
Cash and Cash Equivalents	0.4%

The percentages of investments in the underlying funds may not currently be within the target allocation ranges disclosed in the Portfolios’ prospectus due to market movements; these percentages are expected to change over time, and deviation from the target allocation ranges due to market movements is permitted by the prospectus.

2012	SEMIANNUAL REPORT	5

SCHEDULE OF INVESTMENTS

InvestEd Portfolios (in thousands)	JUNE 30, 2012 (UNAUDITED)

InvestEd Growth Portfolio

AFFILIATED MUTUAL FUNDS	Shares	Value
Waddell & Reed Advisors Bond Fund, Class Y	889	$5,847
Waddell & Reed Advisors Cash Management, Class A	5,661	5,661
Waddell & Reed Advisors Global Bond Fund, Class Y	1,462	5,746
Waddell & Reed Advisors Government Securities Fund, Class Y	992	5,803
Waddell & Reed Advisors International Growth Fund, Class Y	3,082	28,538
Waddell & Reed Advisors New Concepts Fund, Class Y	1,622	16,595
Waddell & Reed Advisors Small Cap Fund, Class Y	1,141	18,046
Waddell & Reed Advisors Vanguard Fund, Class Y (A)	3,188	29,106

TOTAL AFFILIATED MUTUAL FUNDS – 99.7%		$115,342
(Cost: $115,162)

SHORT-TERM SECURITIES – 0.4%	Principal
Master Note
Toyota Motor Credit Corporation, 0.136%, 7–2–12 (B)	$416	$416

(Cost: $416)

TOTAL INVESTMENT SECURITIES – 100.1%		$115,758
(Cost: $115,578)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1%)		(109)

NET ASSETS – 100.0%		$115,649

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2012. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$115,342	$—	$—
Short-Term Securities	—	416	—
Total	$115,342	$416	$—

InvestEd Balanced Portfolio

AFFILIATED MUTUAL FUNDS	Shares	Value
Waddell & Reed Advisors Bond Fund, Class Y	1,753	$11,534
Waddell & Reed Advisors Cash Management, Class A	5,588	5,588
Waddell & Reed Advisors Core Investment Fund, Class Y	3,762	23,775
Waddell & Reed Advisors Global Bond Fund, Class Y	2,884	11,335
Waddell & Reed Advisors Government Securities Fund, Class Y	2,932	17,151
Waddell & Reed Advisors International Growth Fund, Class Y	1,824	16,886
Waddell & Reed Advisors New Concepts Fund, Class Y	1,067	10,917
Waddell & Reed Advisors Vanguard Fund, Class Y (A)	1,885	17,211

TOTAL AFFILIATED MUTUAL FUNDS – 99.7%		$114,397
(Cost: $114,069)

SHORT-TERM SECURITIES – 0.3%	Principal
Master Note
Toyota Motor Credit Corporation, 0.136%, 7–2–12 (B)	$346	$346

(Cost: $346)

TOTAL INVESTMENT SECURITIES – 100.0%		$114,743
(Cost: $114,415)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(48)

NET ASSETS – 100.0%		$114,695

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2012. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$114,397	$—	$—
Short-Term Securities	—	346	—
Total	$114,397	$346	$—

See Accompanying Notes to Financial Statements.

6	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

InvestEd Portfolios (in thousands)	JUNE 30, 2012 (UNAUDITED)

InvestEd Conservative Portfolio

AFFILIATED MUTUAL FUNDS	Shares	Value
Waddell & Reed Advisors Bond Fund, Class Y	3,484	$22,927
Waddell & Reed Advisors Cash Management, Class A	3,707	3,707
Waddell & Reed Advisors Core Investment Fund, Class Y	2,487	15,717
Waddell & Reed Advisors Global Bond Fund, Class Y	5,733	22,530
Waddell & Reed Advisors Government Securities Fund, Class Y	1,944	11,370

TOTAL AFFILIATED MUTUAL FUNDS – 99.6%		$76,251
(Cost: $74,746)

SHORT-TERM SECURITIES – 0.7%	Principal
Master Note
Toyota Motor Credit Corporation, 0.136%, 7–2–12 (A)	$574	$574

(Cost: $574)

TOTAL INVESTMENT SECURITIES – 100.3%		$76,825
(Cost: $75,320)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.3%)		(279)

NET ASSETS – 100.0%		$76,546

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2012. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$76,251	$—	$—
Short-Term Securities	—	574	—
Total	$76,251	$574	$—

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	7

STATEMENTS OF ASSETS AND LIABILITIES

InvestEd Portfolios	AS OF JUNE 30, 2012 (UNAUDITED)

(In thousands, except per share amounts)	InvestEd Growth Portfolio	InvestEd Balanced Portfolio	InvestEd Conservative Portfolio
ASSETS
Investments in affiliated mutual funds at market value+	$115,342	$114,397	$76,251
Investments in unaffiliated securities at market value+	416	346	574
Investments at Market Value	115,758	114,743	76,825
Cash	1	1	1
Investment securities sold receivable	—	—	32
Dividends and interest receivable	1	4	3
Capital shares sold receivable	140	70	19
Receivable from affiliates	17	17	15
Prepaid and other assets	6	—	—
Total Assets	115,923	114,835	76,895

LIABILITIES
Investment securities purchased payable	165	63	—
Capital shares redeemed payable	105	70	347
Trustees fees payable	3	2	1
Distribution and service fees payable	1	1	1
Other liabilities	—	4	—	*
Total Liabilities	274	140	349
Total Net Assets	$115,649	$114,695	$76,546

NET ASSETS
Capital paid in (shares authorized – unlimited)	$110,967	$111,518	$74,304
Undistributed net investment income	135	451	779
Accumulated net realized gain (loss)	4,367	2,398	(42)
Net unrealized appreciation	180	328	1,505
Total Net Assets	$115,649	$114,695	$76,546

CAPITAL SHARES OUTSTANDING	10,068	10,365	7,036

NET ASSET VALUE PER SHARE	$11.49	$11.07	$10.88

+COST
Investments in affiliated mutual funds at cost	$115,162	$114,069	$74,746
Investments in unaffiliated securities at cost	416	346	574

* Not shown due to rounding.

See Accompanying Notes to Financial Statements.

8	SEMIANNUAL REPORT	2012

STATEMENTS OF OPERATIONS

InvestEd Portfolios	FOR THE SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)

(In thousands)	InvestEd Growth Portfolio		InvestEd Balanced Portfolio		InvestEd Conservative Portfolio
INVESTMENT INCOME
Dividends from affiliated mutual funds	$284		$598		$867
Interest and amortization from unaffiliated securities	—	*	—	*	—	*
Total Investment Income	284		598		867

EXPENSES
Distribution and service fees	147		142		90
Net Investment Income	137		456		777

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in affiliated mutual funds	816		576		303
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	—		—	*	—	*
Investments in affiliated mutual funds	4,730		3,536		1,176
Net Realized and Unrealized Gain	5,546		4,112		1,479
Net Increase in Net Assets Resulting from Operations	$5,683		$4,568		$2,256

* Not shown due to rounding.

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	9

STATEMENTS OF CHANGES IN NET ASSETS

InvestEd Portfolios

	InvestEd Growth Portfolio		InvestEd Balanced Portfolio		InvestEd Conservative Portfolio
(In thousands)	Six months ended 6-30-12 (Unaudited)	Year ended 12-31-11	Six months ended 6-30-12 (Unaudited)	Year ended 12-31-11	Six months ended 6-30-12 (Unaudited)	Year ended 12-31-11
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$137	$602	$456	$1,357	$777	$2,321
Net realized gain (loss) on investments	816	11,078	576	6,393	303	(345)
Net change in unrealized appreciation (depreciation)	4,730	(17,163)	3,536	(10,304)	1,176	329
Net Increase (Decrease) in Net Assets Resulting from Operations	5,683	(5,483)	4,568	(2,554)	2,256	2,305
Distributions to Shareholders From:
Net investment income	—	(1,783)	—	(1,471)	—	(2,318)
Net realized gains	—	(6,317)	—	(4,731)	—	—
Total Distributions to Shareholders	—	(8,100)	—	(6,202)	—	(2,318)
Capital Share Transactions	(3,581)	(1,634)	1,161	13,985	6,000	4,865
Net Increase (Decrease) in Net Assets	2,102	(15,217)	5,729	5,229	8,256	4,852
Net Assets, Beginning of Period	113,547	128,764	108,966	103,737	68,290	63,438
Net Assets, End of Period	$115,649	$113,547	$114,695	$108,966	$76,546	$68,290
Undistributed (distributions in excess of) net investment income	$135	$(2)	$451	$(5)	$779	$2

See Accompanying Notes to Financial Statements.

10	SEMIANNUAL REPORT	2012

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2012	SEMIANNUAL REPORT	11

FINANCIAL HIGHLIGHTS

InvestEd Portfolios	FOR A SHARE OF CAPITAL STOCK

OUTSTANDING THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
InvestEd Growth Portfolio
Six-month period ended 6-30-2012 (unaudited)	$10.94	$0.01	(2)	$0.54	$0.55	$—	$—	$—
Year ended 12-31-2011	12.34	0.06	(2)	(0.62)	(0.56)	(0.19)	(0.65)	(0.84)
Year ended 12-31-2010	10.93	0.08		1.46	1.54	(0.02)	(0.11)	(0.13)
Year ended 12-31-2009	9.05	0.19		2.07	2.26	(0.19)	(0.19)	(0.38)
Year ended 12-31-2008	13.63	0.22		(3.75)	(3.53)	(0.24)	(0.81)	(1.05)
Year ended 12-31-2007	13.92	0.21		1.48	1.69	(0.27)	(1.71)	(1.98)

InvestEd Balanced Portfolio
Six-month period ended 6-30-2012 (unaudited)	10.62	0.04	(2)	0.41	0.45	—	—	—
Year ended 12-31-2011	11.53	0.14	(2)	(0.41)	(0.27)	(0.15)	(0.49)	(0.64)
Year ended 12-31-2010	10.77	0.09		0.90	0.99	(0.12)	(0.11)	(0.23)
Year ended 12-31-2009	9.45	0.21		1.33	1.54	(0.21)	(0.01)	(0.22)
Year ended 12-31-2008	12.49	0.25		(2.57)	(2.32)	(0.26)	(0.46)	(0.72)
Year ended 12-31-2007	12.71	0.28		1.08	1.36	(0.32)	(1.26)	(1.58)

InvestEd Conservative Portfolio
Six-month period ended 6-30-2012 (unaudited)	10.54	0.12	(2)	0.22	0.34	—	—	—
Year ended 12-31-2011	10.54	0.37	(2)	0.00	0.37	(0.37)	—	(0.37)
Year ended 12-31-2010	10.98	0.09		0.27	0.36	(0.09)	(0.71)	(0.80)
Year ended 12-31-2009	10.43	0.14		0.55	0.69	(0.14)	—	(0.14)
Year ended 12-31-2008	10.52	0.19		(0.03)	0.16	(0.19)	(0.06)	(0.25)
Year ended 12-31-2007	10.66	0.36		0.29	0.65	(0.37)	(0.42)	(0.79)

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2)	Based on average weekly shares outstanding.

(3)	Annualized.

12	SEMIANNUAL REPORT	2012

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
InvestEd Growth Portfolio
Six-month period ended 6-30-2012 (unaudited)	$11.49	5.03%	$116	0.25	%(3)	0.23	%(3)	19%
Year ended 12-31-2011	10.94	-4.54	114	0.25		0.49		69
Year ended 12-31-2010	12.34	14.13	129	0.25		0.71		61
Year ended 12-31-2009	10.93	24.96	119	0.25		1.83		24
Year ended 12-31-2008	9.05	-25.87	103	0.25		1.73		18
Year ended 12-31-2007	13.63	12.41	146	0.25		1.34		29

InvestEd Balanced Portfolio
Six-month period ended 6-30-2012 (unaudited)	11.07	4.24	115	0.25	(3)	0.80	(3)	22
Year ended 12-31-2011	10.62	-2.30	109	0.25		1.26		107
Year ended 12-31-2010	11.53	9.23	104	0.25		0.91		77
Year ended 12-31-2009	10.77	16.31	89	0.25		2.19		28
Year ended 12-31-2008	9.45	-18.50	76	0.25		2.11		33
Year ended 12-31-2007	12.49	10.84	97	0.25		2.06		17

InvestEd Conservative Portfolio
Six-month period ended 6-30-2012 (unaudited)	10.88	3.23	77	0.25	(3)	2.15	(3)	24
Year ended 12-31-2011	10.54	3.54	68	0.25		3.49		125
Year ended 12-31-2010	10.54	3.31	63	0.25		0.83		107
Year ended 12-31-2009	10.98	6.62	58	0.25		1.37		103
Year ended 12-31-2008	10.43	1.56	50	0.25		1.94		47
Year ended 12-31-2007	10.52	6.15	41	0.25		3.65		30

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	13

NOTES TO FINANCIAL STATEMENTS

InvestEd Portfolios	JUNE 30, 2012 (UNAUDITED)

1.	ORGANIZATION

The Ivy Funds InvestEd 529 Plan (InvestEd Plan) was established under the Arizona Family College Savings Program (the Program). InvestEd Portfolios, a Delaware statutory trust (the Trust), is registered under the Investment Company Act of 1940 as an open-end management investment company. The Program was established by the State of Arizona as a qualified state tuition program in accordance with Section 529 of the Internal Revenue Code. InvestEd Plan is offered to Arizona residents and nationally. InvestEd Plan accounts are held in the name and for the benefit of the Arizona Commission for Post-Secondary Education in its capacity as Trustee of the Family College Savings Program Trust Fund (Trust Fund). An investment in the Program constitutes a purchase of an interest in the Trust Fund, a municipal fund security. The Trust Fund invests in the Trust and other investment options. InvestEd Growth Portfolio, InvestEd Balanced Portfolio and InvestEd Conservative Portfolio (each, a Portfolio) are series of the Trust. The assets belonging to each Portfolio are held separately by the transfer agent for the underlying funds and the custodian. The capital shares of each Portfolio represent a pro rata beneficial interest in the principal, net income and realized and unrealized capital gains or losses of its respective investments and other assets.

Accounts opened through the InvestEd Plan are not insured by the State of Arizona, the Trust Fund, the Arizona Commission for Post Secondary Education, or any other governmental entity, Waddell & Reed, Inc. (W&R), or any affiliated or related party and neither the principal invested nor the investment return is guaranteed by any of the above referenced parties. InvestEd Plan accounts are subject to the Federal tax laws and the laws, rules and regulations governing the Program. Any changes in such laws, rules or regulations may affect participation in, and the benefits of, the InvestEd Plan. The InvestEd Plan may be modified to comply with such changes.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Portfolio.

Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Income Taxes. It is the policy of each Portfolio to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, each Portfolio intends to pay distributions as required to avoid imposition of excise tax. Accordingly, no provision has been made for Federal income taxes. Management of the Trust periodically reviews all tax positions to assess that it is more likely than not that the position would be sustained upon examination by the relevant tax authority based on the technical merits of each position. As of and for the period ended June 30, 2012, management believes that no liability for unrecognized tax positions is required. The Portfolios are subject to examination by U.S. federal and state authorities for returns filed for tax years after 2007.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded by each Portfolio on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

Concentration of Market and Credit Risk. Because the Portfolio invests substantially all of its assets in Underlying Waddell & Reed Funds, the risks associated with investing in the Portfolios are closely related to the risks associated with the securities and other investments held by the Underlying Waddell & Reed Funds.

In the normal course of business, the Underlying Waddell & Reed Funds may invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Underlying Waddell & Reed Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Underlying Waddell & Reed Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Underlying Waddell & Reed Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Underlying Waddell & Reed Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Underlying Waddell & Reed Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Underlying Waddell & Reed Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties.

Certain Underlying Waddell & Reed Funds may hold high-yield and/or non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The

14	SEMIANNUAL REPORT	2012

Underlying Waddell & Reed Funds may acquire securities in default and are not obligated to dispose of securities whose issuers subsequently default.

Certain Underlying Waddell & Reed Funds may enter into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument.

If an Underlying Waddell & Reed Funds invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Underlying Waddell & Reed Funds, or, in the case of hedging positions, that the Underlying Waddell & Reed Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

Refer to prospectus for all risks associated with owning shares in the Underlying Waddell & Reed Funds.

Indemnifications. The Trust’s organizational documents provide current and former Trustees and Officers with limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown and is dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

New Accounting Pronouncements. In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to enhance disclosures requiring improved information about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

Estimates. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Subsequent Events. Management has performed a review for subsequent events through the date this report was issued.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investments in affiliated mutual funds within the Waddell & Reed Advisors Funds family are valued at their net asset value as reported by the underlying funds. Short-term debt securities are valued at amortized cost, which approximates market value.

Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

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A description of the valuation techniques applied to the Funds’ major classes of assets and liabilities measured at fair value on a recurring basis follows:

Equity Securities. Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Short-term Investments. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

There were no level 3 securities owned during the period ended June 30, 2012. There were no transfers between Levels 1, 2, or 3 during the period ended June 30, 2012.

4.	INVESTMENT MANAGEMENT AND PAYMENTS TO AFFILIATED PERSONS ($ amounts in thousands)

Under a Distribution and Service Plan for each Portfolio’s shares adopted by the Trust pursuant to Rule 12b–1 under the Investment Company Act of 1940, each Portfolio pays a distribution and/or service fee to W&R in an amount not to exceed 0.25% of each Portfolio’s average annual net assets. The fee is paid to compensate W&R for amounts it expends in connection with the distribution of the shares and/or provision of personal services to Portfolio shareholders and/or maintenance of shareholder accounts. All other Portfolio expenses are borne by WRIMCO, a wholly owned subsidiary of W&R.

WRIMCO serves as each Portfolio’s investment advisor. The Portfolios pay no management fees; however, WRIMCO receives management fees from the underlying funds. Each Portfolio pays advisory fees to WRIMCO indirectly, as shareholders in the underlying funds. Likewise, each Portfolio indirectly pays other expenses related to the daily operations of the underlying funds.

As principal underwriter for each Portfolio’s shares, W&R receives sales commissions (which are not an expense of the Portfolios) for each Portfolio’s shares. A contingent deferred sales charge (CDSC) may be assessed against a shareholder’s redemption amount and paid to W&R. During the period ended June 30, 2012, W&R received the following amounts in sales commissions and CDSCs:

	Gross Sales Commissions	CDSC		Commissions Paid(1)
InvestEd Growth Portfolio	$304	$—	*	$162
InvestEd Balanced Portfolio	287	—	*	110
InvestEd Conservative Portfolio	61	—		32

*Not	shown due to rounding.

(1)	W&R reallowed/paid this portion of the sales charge to financial advisors and selling broker-dealers.

5.	INVESTMENT SECURITIES TRANSACTIONS ($ amounts in thousands)

For the period ended June 30, 2012, the cost of purchases and the proceeds from maturities and sales of investments securities, other than U.S. Government and short-term securities, were as follows:

	Purchases	Sales
InvestEd Growth Portfolio	$22,058	$25,811
InvestEd Balanced Portfolio	25,891	24,574
InvestEd Conservative Portfolio	23,764	17,285

6.	CAPITAL SHARE TRANSACTIONS (All amounts in thousands)

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

	InvestEd Growth Portfolio				InvestEd Balanced Portfolio
	Six months ended 6-30-12		Year ended 12-31-11		Six months ended 6-30-12		Year ended 12-31-11
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares	902	$10,431	1,669	$20,347	1,315	$14,556	2,723	$31,086
Shares issued in reinvestment of distributions to shareholders	—	—	737	8,041	—	—	581	6,142
Shares redeemed	(1,212)	(14,012)	(2,466)	(30,022)	(1,211)	(13,395)	(2,041)	(23,243)
Net increase (decrease)	(310)	$(3,581)	(60)	$(1,634)	104	$1,161	1,263	$13,985

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	InvestEd Conservative Portfolio
	Six months ended 6-30-12		Year ended 12-31-11
	Shares	Value	Shares	Value
Shares issued from sale of shares	1,348	$14,523	2,235	$23,974
Shares issued in reinvestment of distributions to shareholders	—	—	221	2,318
Shares redeemed	(793)	(8,523)	(1,995)	(21,427)
Net increase	555	$6,000	461	$4,865

7.	AFFILIATED COMPANY TRANSACTIONS (All amounts in thousands)

A summary of the transactions in affiliated companies during the period ended June 30, 2012 follows:

	12-31-11 Share Balance	Purchases at Cost	Sales at Cost	Realized Gain/ (Loss)(1)	Distributions Received	6-30-12 Share Balance	6-30-12 Market Value
InvestEd Growth Portfolio
Waddell & Reed Advisors Bond Fund, Class Y	1,770	$372	$6,079	$(11)	$92	889	$5,847
Waddell & Reed Advisors Cash Management, Class A	5,626	472	437	—	1	5,661	5,661
Waddell & Reed Advisors Global Bond Fund, Class Y	2,919	399	6,091	48	118	1,462	5,746
Waddell & Reed Advisors Government Securities Fund, Class Y	1,970	353	6,082	(75)	73	992	5,803
Waddell & Reed Advisors International Growth Fund, Class Y	2,560	6,913	1,719	418	—	3,082	28,538
Waddell & Reed Advisors New Concepts Fund, Class Y	1,178	5,911	1,174	88	—	1,622	16,595
Waddell & Reed Advisors Small Cap Fund, Class Y	1,202	707	1,390	235	—	1,141	18,046
Waddell & Reed Advisors Vanguard Fund, Class Y(2)	2,644	6,931	2,023	113	—	3,188	29,106
				$816	$284		$115,342

(1)	Included in Realized Gain/Loss, if applicable, are distributions from capital gains from the underlying securities.

(2)	No dividends were paid during the preceding 12 months.

	12-31-11 Share Balance	Purchases at Cost	Sales at Cost	Realized Gain/ (Loss)(1)	Distributions Received	6-30-12 Share Balance	6-30-12 Market Value
InvestEd Balanced Portfolio
Waddell & Reed Advisors Bond Fund, Class Y	3,389	$560	$10,824	$306	$178	1,753	$11,534
Waddell & Reed Advisors Cash Management, Class A	5,388	342	142	—	1	5,588	5,588
Waddell & Reed Advisors Core Investment Fund, Class Y	2,843	6,007	491	53	—	3,762	23,775
Waddell & Reed Advisors Global Bond Fund, Class Y	5,589	612	11,178	88	230	2,884	11,335
Waddell & Reed Advisors Government Securities Fund, Class Y	2,828	1,027	422	2	189	2,932	17,151
Waddell & Reed Advisors International Growth Fund, Class Y	1,226	5,899	323	80	—	1,824	16,886
Waddell & Reed Advisors New Concepts Fund, Class Y	564	5,534	241	20	—	1,067	10,917
Waddell & Reed Advisors Vanguard Fund, Class Y(2)	1,266	5,910	377	26	—	1,885	17,211
				$575	$598		$114,397

(1)	Included in Realized Gain/Loss, if applicable, are distributions from capital gains from the underlying securities.

(2)	No dividends were paid during the preceding 12 months.

	12-31-11 Share Balance	Purchases at Cost	Sales at Cost	Realized Gain/ (Loss)(1)	Distributions Received		6-30-12 Share Balance	6-30-12 Market Value
InvestEd Conservative Portfolio
Waddell & Reed Advisors Bond Fund, Class Y	4,232	$3,160	$7,560	$403	$326		3,484	$22,927
Waddell & Reed Advisors Cash Management, Class A	3,363	519	174	—	—	*	3,707	3,707
Waddell & Reed Advisors Core Investment Fund, Class Y	—	15,319	466	25	—		2,487	15,717
Waddell & Reed Advisors Global Bond Fund, Class Y	6,978	3,252	8,261	(127)	419		5,733	22,530
Waddell & Reed Advisors Government Securities Fund, Class Y	1,773	1,515	521	2	121		1,944	11,370
				$303	$866			$76,251

*Not	shown due to rounding.

(1)	Included in Realized Gain/Loss, if applicable, are distributions from capital gains from the underlying securities.

2012	SEMIANNUAL REPORT	17

8.	REGULATORY AND LITIGATION MATTERS

On July 24, 2006, WRIMCO, W&R and WRSCO (collectively, Waddell & Reed) reached a settlement with the SEC to resolve proceedings brought in connection with its investigation of frequent trading and market timing in certain Waddell & Reed Advisors Funds.

Under the terms of the SEC’s cease-and desist order (SEC Order), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among other provisions Waddell & Reed agreed to pay $40 million in disgorgement and $10 million in civil money penalties.

The SEC Order further requires that the $50 million in settlement amounts will be distributed in accordance with a distribution plan developed by an independent distribution consultant, in consultation with Waddell & Reed, and that is agreed to by the SEC staff and the Funds’ Disinterested Trustees. The SEC Order requires that the independent distribution consultant develop a methodology and distribution plan pursuant to which Fund shareholders shall receive their proportionate share of losses, if any, suffered by the Funds due to market timing. Therefore, it is not currently possible to specify which particular Fund shareholders or groups of Fund shareholders will receive distributions of those settlement monies or in what proportion and amounts.

The foregoing is only a summary of the SEC Order. A copy of the SEC Order is available on the SEC’s website at www.sec.gov.

9.	FEDERAL INCOME TAX MATTERS ($ amounts in thousands)

For Federal income tax purposes, cost of investments owned at June 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Portfolio	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
InvestEd Growth Portfolio	$115,589	$2,620	$2,451	$169
InvestEd Balanced Portfolio	114,431	1,817	1,505	312
InvestEd Conservative Portfolio	75,332	2,057	564	1,493

For Federal income tax purposes, the Portfolios’ distributed and undistributed earnings and profit for the year ended December 31, 2011 and the post-October and late-year ordinary activity updated with information available through the date of this report were as follows:

Portfolio	Distributed Ordinary Income	Undistributed Ordinary Income	Distributed Long-Term Capital Gains	Undistributed Long-Term Capital Gains	Tax Return of Capital	Post- October Capital Losses Deferred	Late- Year Ordinary Losses Deferred
InvestEd Growth Portfolio	$1,991	$—	$6,109	$3,575	$—	$—	$—
InvestEd Balanced Portfolio	1,471	2	4,731	1,835	—	—	—
InvestEd Conservative Portfolio	2,318	2	—	—	—	—	—

Internal Revenue Code regulations permit each Portfolio to elect to defer into its next fiscal year capital losses incurred between each November 1 and the end of its fiscal year. Each Portfolio is also permitted to defer into its next fiscal year late-year ordinary losses that arise from the netting of activity generated between each November 1 and the end of its fiscal year on certain specified ordinary items.

Accumulated capital losses represent net capital loss carryovers as of December 31, 2011 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Portfolio is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years which have only an eight year carryforward period. As a result of this ordering rule, pre-enactment capital loss carryovers may expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Portfolio’s first fiscal year end subject to the Modernization Act is December 31, 2011. The following table shows the expiration dates for capital loss carryovers from pre-enactment taxable years and the amounts of capital loss carryovers, if any, by each of the applicable portfolios electing to be taxed as a RIC during the period ended December 31, 2011:

	Pre-Enactment							Post-Enactment
Portfolio	2012	2013	2014	2015	2016	2017	2018	Short- Term Capital Loss Carryover	Long- Term Capital Loss Carryover
InvestEd Conservative Portfolio	$—	$—	$—	$—	$—	$—	$—	$338	$—

18	SEMIANNUAL REPORT	2012

PROXY VOTING INFORMATION

Waddell & Reed InvestEd Portfolios

Proxy Voting Guidelines

A description of the policies and procedures the underlying Waddell & Reed Advisors Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.888.WADDELL and (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov.

Proxy Voting Records

Information regarding how the InvestEd Portfolios and the underlying funds, as applicable, voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through Waddell & Reed’s website at www.waddell.com and on the SEC’s website at www.sec.gov.

2012	SEMIANNUAL REPORT	19

QUARTERLY PORTFOLIO SCHEDULE INFORMATION

Waddell & Reed InvestEd Portfolios

Portfolio holdings can be found on the Trust’s website at www.waddell.com. Alternatively, a complete schedule of portfolio holdings of each Portfolio for the first and third quarters of each fiscal year is filed with the SEC and can be found on the Trust’s Form N-Q. These holdings may be viewed in the following ways:

•	On the SEC’s website at www.sec.gov.

•	For review and copy at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

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This page is for your notes and calculations.

2012	SEMIANNUAL REPORT	21

This page is for your notes and calculations.

22	SEMIANNUAL REPORT	2012

Waddell & Reed InvestEd Portfolios

InvestEd Growth Portfolio

InvestEd Balanced Portfolio

InvestEd Conservative Portfolio

1.888.WADDELL

Visit us online at www.waddell.com

Investors should consider the investment objectives, risks, charges and expenses associated with the InvestEd Plan carefully before investing. This and other information is found in the InvestEd Portfolios’ prospectus, the InvestEd Plan Program Overview and the Ivy Funds InvestEd 529 Plan Account Application, an additional copy of which can be obtained from your financial advisor. Please read these materials carefully before investing.

An investor should also consider, before investing, whether the investor’s or designated beneficiary’s home state offers any state tax or other benefits that are only available for investments in such state’s 529 college savings plan.

2012	SEMIANNUAL REPORT	23

SEMIANN-INVESTED (6-12)

ITEM 2.    CODE OF ETHICS

(a)	As of June 30, 2012, the Registrant has adopted a code of ethics (the “Code”), as defined in Item 2 of Form N-CSR, that applies to the Principal Executive Officer and Principal Financial Officer or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of this code of ethics is filed as an exhibit to this Form N-CSR.

(b)	There have been no amendments, during the period covered by this report, to a provision of the Code that applies to the registrant’s Principal Executive Officer, Principal Financial Officer, Principal Accounting Officer or Controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the Code.

(c)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from a provision of the Code that applies to the registrant’s Principal Executive Officer, Principal Financial Officer, Principal Accounting Officer or Controller, or persons performing similar functions, regardless of whether those individuals were employed by the registrant or a third party, that related to one or more of the items set forth in paragraph (b) of this item’s instructions.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of the Registrant has determined that Albert W. Herman is an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee. Mr. Herman is independent for purposes of Item 3 of Form N-CSR.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for each of the last two fiscal years are as follows:

2010	$17,400
2011	22,900

(b)	Audit-Related Fees

The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s annual financial statements and are not reported under paragraph (a) of this Item are as follows:

2010	$2,600
2011	2,600

These fees are related to the review of Form N-1A.

(c)	Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning are as follows:

2010	$5,400
2011	5,400

These fees are related to the review of the registrant’s tax returns.

(d)	All Other Fees

The aggregate fees billed for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this item are as follows:

2010	$ 0
2011	153

These fees are related to the review of internal control.

(e)	(1)	Registrant’s audit committee considers with the principal accountants all audit services to be provided by the principal accountants and pre-approves all such audit services.

The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the registrant; provided that the pre-approval requirement does not apply to non-audit services that (i) were not identified as such at the time of the pre-approval and (ii) do not aggregate more than 5% of total fees paid to the principal accountants by the registrant during the fiscal year in which the services are provided, if the audit committee approves the provision of such non-audit services prior to the completion of the audit.

The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the investment adviser (not including any subadvisor whose role is primarily portfolio management and is subcontracted and overseen by the investment advisor) or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations or financial reporting of the registrant; provided that the pre-approval requirement does not apply to non-audit services that (i) were not identified as such at the time of the pre-approval and (ii) do not aggregate more than 5% of total fees paid to the principal accountants by the registrant for all services and by the registrant’s investment adviser for non-audit services if the engagement relates directly to the operations or financial reporting of the registrant during the fiscal year in which those services are provided, if the audit committee approves the provision of such non-audit services prior to the completion of the audit.

(e)	(2) None of the services described in each of paragraphs (b) through (d) of this Item were approved by the audit committee pursuant to the waiver provisions of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable

(g)

$8,000 and $8,153 are the aggregate non-audit fees billed in each of the last two fiscal years for services rendered by the principal accountant to the registrant. $151,246 and $252,623 are the aggregate non-audit fees billed in each of the last two fiscal years for services rendered by the principal accountant to the investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)	Not Applicable.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

(a)	See Item 1 Shareholder Report.

(b)	Not Applicable.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.    PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

ITEM 11.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.    EXHIBITS.

(a)  (1)  The Code described in Item 2 of this Form N-CSR.

Attached hereto as Exhibit 99.CODE.

(a)  (2)  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INVESTED PORTFOLIOS
(Registrant)

By:	/s/ Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date:	September 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date:	September 6, 2012

By:	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date:	September 6, 2012